UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00790

Fidelity Trend Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Trend Fund Fidelity® Trend Fund : FTRNX

This annual shareholder report contains information about Fidelity® Trend Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Trend Fund	$ 71	0.60%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picking in information technology, primarily within the software & services industry, also boosted relative performance. Also lifting the fund's relative result were stock picking and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in Nvidia (+171%). The company was the fund's largest holding. A second notable relative contributor was an overweight in Axon Enterprise (+129%), which was among the portfolio's biggest holdings. Another notable relative contributor was an overweight in Vertiv Holdings (+138%). This period we decreased our investment in Vertiv Holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in industrials. Also hurting our result were stock picks in consumer discretionary and real estate, primarily within the real estate management & development industry.
•The largest individual relative detractor was an underweight in Broadcom (+110%). This was an investment we established this period. The stock was among our largest holdings at period end. The second-largest relative detractor was our non-benchmark stake in Symbotic (-54%). Our stake in Lattice Semiconductor (-36%) also hurt. The stock was not held at period end.
•Notable changes in positioning include higher allocations to the financials and industrials sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Trend Fund	40.16%	19.39%	16.38%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
Russell 1000® Index	24.51%	14.28%	12.87%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$3,990,484,611
Number of Holdings	109
Total Advisory Fee	$19,528,017
Portfolio Turnover	64%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	37.3
Industrials	18.2
Consumer Discretionary	16.7
Communication Services	12.1
Financials	8.4
Health Care	4.4
Materials	1.3
Utilities	0.7
Real Estate	0.4
Consumer Staples	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.7
Italy - 0.7
Canada - 0.6
France - 0.4
India - 0.2
Korea (South) - 0.2
Switzerland - 0.2
Brazil - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	11.5
Apple Inc	7.7
Amazon.com Inc	6.4
Microsoft Corp	5.9
Meta Platforms Inc Class A	5.0
Tesla Inc	3.8
Axon Enterprise Inc	3.5
Alphabet Inc Class A	3.5
Netflix Inc	2.0
Broadcom Inc	1.8
51.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914123.100    5-TSRA-0325

Item 2.

Code of Ethics

As of the end of the period, December 31, 2024, Fidelity Trend Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Trend Fund (the “Fund”):

Services Billed by PwC

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Trend Fund	$50,000	$4,900	$12,700	$1,700

December 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Trend Fund	$50,200	$4,800	$12,700	$1,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2024A	December 31, 2023A
Audit-Related Fees	$9,701,800	$8,881,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2024A	December 31, 2023A
PwC	$15,310,400	$14,355,400

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Trend Fund

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Trend Fund
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (a)	382,200	3,959,592
CANADA - 0.6%
Financials - 0.0%
Insurance - 0.0%
Brookfield Wealth Solutions Ltd Class A (United States) (b)	1,826	104,885
Information Technology - 0.6%
IT Services - 0.6%
Shopify Inc Class A (United States) (a)	213,700	22,722,721
TOTAL CANADA		22,827,606
FRANCE - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Hermes International SCA	6,500	15,634,084
INDIA - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Tube Investments of India Ltd	125,300	5,235,993
Broadline Retail - 0.0%
Lenskart Solutions Pvt Ltd (a)(c)(d)	597,080	1,803,627
TOTAL INDIA		7,039,620
ITALY - 0.7%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
Brunello Cucinelli SpA	128,700	14,051,285
Prada Spa	1,893,700	14,666,047

TOTAL ITALY		28,717,332
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Coupang Inc Class A (a)	332,800	7,314,944
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA Series A	42,710	6,460,922
UNITED STATES - 97.1%
Communication Services - 12.1%
Entertainment - 3.1%
Netflix Inc (a)	89,200	79,505,744
ROBLOX Corp Class A (a)	426,600	24,683,076
Spotify Technology SA (a)	42,600	19,058,388
		123,247,208
Interactive Media & Services - 8.7%
Alphabet Inc Class A	727,440	137,704,392
Meta Platforms Inc Class A	338,700	198,312,237
Pinterest Inc Class A (a)	420,700	12,200,300
		348,216,929
Media - 0.3%
Trade Desk Inc (The) Class A (a)	101,570	11,937,522
Consumer Discretionary - 15.0%
Automobile Components - 0.8%
Modine Manufacturing Co (a)	282,100	32,703,853
Automobiles - 3.8%
Tesla Inc (a)	372,300	150,349,632
Broadline Retail - 6.4%
Amazon.com Inc (a)	1,164,300	255,435,777
Hotels, Restaurants & Leisure - 1.4%
Cava Group Inc (a)	144,400	16,288,320
Chipotle Mexican Grill Inc (a)	476,300	28,720,890
Dutch Bros Inc Class A (a)	165,200	8,653,176
Wingstop Inc	11,900	3,381,980
		57,044,366
Household Durables - 1.4%
Meritage Homes Corp	55,900	8,598,538
SharkNinja Inc	159,700	15,548,392
Toll Brothers Inc	99,700	12,557,215
TopBuild Corp (a)	61,800	19,240,812
		55,944,957
Specialty Retail - 1.2%
Carvana Co Class A (a)	22,800	4,636,608
Murphy USA Inc	11,600	5,820,300
RH (a)	96,000	37,784,640
		48,241,548
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc Class B	400	30,268
TOTAL CONSUMER DISCRETIONARY		599,750,401

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Costco Wholesale Corp	47	43,065
Financials - 8.4%
Capital Markets - 4.8%
Ares Management Corp Class A	136,600	24,182,298
Blackstone Inc	193,400	33,346,028
Blue Owl Capital Inc Class A	1,484,800	34,536,448
Coinbase Global Inc Class A (a)	65,400	16,238,820
DigitalBridge Group Inc Class A	336,500	3,795,720
Galaxy Digital Holdings Ltd (a)(b)	1,567,645	27,253,434
Robinhood Markets Inc Class A (a)	1,431,000	53,319,060
		192,671,808
Financial Services - 3.6%
Affirm Holdings Inc Class A (a)	669,800	40,790,820
Apollo Global Management Inc	204,800	33,824,768
Block Inc Class A (a)	42,800	3,637,572
Fiserv Inc (a)	103,700	21,302,054
Flywire Corp (a)	1,835,500	37,848,010
Toast Inc Class A (a)	167,900	6,119,955
		143,523,179
TOTAL FINANCIALS		336,194,987

Health Care - 4.4%
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp (a)	236,192	21,096,669
TransMedics Group Inc (a)	183,400	11,434,990
		32,531,659
Health Care Providers & Services - 0.7%
HCA Healthcare Inc	45,900	13,776,885
UnitedHealth Group Inc	25,800	13,051,188
		26,828,073
Health Care Technology - 1.1%
Doximity Inc Class A (a)	801,100	42,770,729
Veeva Systems Inc Class A (a)	7,000	1,471,750
		44,242,479
Pharmaceuticals - 1.8%
Eli Lilly & Co	91,651	70,754,572
TOTAL HEALTH CARE		174,356,783

Industrials - 18.2%
Aerospace & Defense - 6.7%
Axon Enterprise Inc (a)	232,017	137,892,343
HEICO Corp Class A	120,988	22,513,447
Howmet Aerospace Inc	544,700	59,573,839
Loar Holdings Inc (b)	65,100	4,811,541
Standardaero Inc (b)	18,200	450,632
TransDigm Group Inc	32,277	40,903,997
		266,145,799
Building Products - 1.8%
AAON Inc	29,700	3,495,096
AZEK Co Inc/The Class A (a)	473,300	22,467,551
Tecnoglass Inc (b)	327,100	25,945,572
Trane Technologies PLC	48,900	18,061,215
		69,969,434
Commercial Services & Supplies - 0.5%
Cintas Corp	115,412	21,085,772
Construction & Engineering - 4.1%
Comfort Systems USA Inc	107,300	45,501,638
Construction Partners Inc Class A (a)(b)	449,700	39,780,462
EMCOR Group Inc	116,400	52,833,960
Quanta Services Inc	78,900	24,936,345
		163,052,405
Electrical Equipment - 1.3%
GE Vernova Inc	92,800	30,524,704
Vertiv Holdings Co Class A	199,900	22,710,639
		53,235,343
Ground Transportation - 0.7%
XPO Inc (a)	224,100	29,390,715
Machinery - 0.4%
Symbotic Inc Class A (a)(b)	605,500	14,356,405
Professional Services - 0.8%
Dayforce Inc (a)(b)	263,100	19,111,584
KBR Inc	223,900	12,970,527
		32,082,111
Trading Companies & Distributors - 1.9%
Core & Main Inc Class A (a)	303,700	15,461,367
FTAI Aviation Ltd	205,400	29,585,816
United Rentals Inc	29,400	20,710,536
WW Grainger Inc	10,000	10,540,500
		76,298,219
TOTAL INDUSTRIALS		725,616,203

Information Technology - 36.6%
Electronic Equipment, Instruments & Components - 1.8%
Coherent Corp (a)	755,200	71,540,096
Semiconductors & Semiconductor Equipment - 15.9%
Advanced Micro Devices Inc (a)	110,100	13,298,979
Broadcom Inc	313,900	72,774,576
Marvell Technology Inc	401,679	44,365,446
Micron Technology Inc	369,800	31,122,368
Monolithic Power Systems Inc	28,500	16,863,450
NVIDIA Corp	3,387,960	454,969,148
		633,393,967
Software - 11.0%
Adobe Inc (a)	16,534	7,352,339
AppLovin Corp Class A (a)	173,200	56,087,356
Cadence Design Systems Inc (a)	104,469	31,388,756
Datadog Inc Class A (a)	93,400	13,345,926
Fair Isaac Corp (a)	28,859	57,456,249
HubSpot Inc (a)	16,800	11,705,736
Microsoft Corp	546,800	230,476,200
MicroStrategy Inc Class A (a)	2,600	753,012
Onestream Inc Class A	4,600	131,192
Palantir Technologies Inc Class A (a)	374,100	28,293,183
		436,989,949
Technology Hardware, Storage & Peripherals - 7.9%
Apple Inc	1,232,276	308,586,556
Pure Storage Inc Class A (a)	80,474	4,943,518
Super Micro Computer Inc (a)	69,100	2,106,168
		315,636,242
TOTAL INFORMATION TECHNOLOGY		1,457,560,254

Materials - 1.3%
Construction Materials - 0.7%
Vulcan Materials Co	110,300	28,372,469
Metals & Mining - 0.3%
ATI Inc (a)	233,400	12,846,336
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp	105,800	10,955,590
TOTAL MATERIALS		52,174,395

Real Estate - 0.4%
Specialized REITs - 0.4%
Iron Mountain Inc	167,200	17,574,392
Utilities - 0.7%
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp	194,800	26,857,076
TOTAL UNITED STATES		3,873,529,215
TOTAL COMMON STOCKS (Cost $2,104,843,476)		3,965,483,315

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho Series D2 (c)(d)	10,597	582,517
Meesho Series E (c)(d)	1,765	97,022
Meesho Series F (a)(c)(d)	1,638	91,613

TOTAL INDIA		771,152
UNITED STATES - 0.1%
Information Technology - 0.1%
Software - 0.1%
xAI Corp Series C (c)(d)	129,100	2,795,015
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,579,015)		3,566,167

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	20,495,155	20,499,254
Fidelity Securities Lending Cash Central Fund (e)(f)	4.35	44,030,594	44,034,997
TOTAL MONEY MARKET FUNDS (Cost $64,534,251)			64,534,251

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $2,172,956,742)	4,033,583,733
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(43,099,122)
NET ASSETS - 100.0%	3,990,484,611

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,369,794 or 0.1% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Lenskart Solutions Pvt Ltd	4/30/24	1,645,440

Meesho Series D2	7/15/24	593,432

Meesho Series E	7/15/24	98,840

Meesho Series F	7/15/24	91,728

xAI Corp Series C	11/22/24	2,795,015

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	623,144,214	602,644,623	548,699	(337)	-	20,499,254	20,495,155	0.0%
Fidelity Securities Lending Cash Central Fund	31,525,112	404,658,587	392,148,702	507,505	-	-	44,034,997	44,030,594	0.2%
Total	31,525,112	1,027,802,801	994,793,325	1,056,204	(337)	-	64,534,251	64,525,749

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	483,401,659	483,401,659	-	-
Consumer Discretionary	664,917,303	656,652,754	6,460,922	1,803,627
Consumer Staples	43,065	43,065	-	-
Financials	340,259,464	340,259,464	-	-
Health Care	174,356,783	174,356,783	-	-
Industrials	725,616,203	725,616,203	-	-
Information Technology	1,480,282,975	1,480,282,975	-	-
Materials	52,174,395	52,174,395	-	-
Real Estate	17,574,392	17,574,392	-	-
Utilities	26,857,076	26,857,076	-	-

Convertible Preferred Stocks
Consumer Discretionary	771,152	-	-	771,152
Information Technology	2,795,015	-	-	2,795,015

Money Market Funds	64,534,251	64,534,251	-	-
Total Investments in Securities:	4,033,583,733	4,021,753,017	6,460,922	5,369,794
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $42,046,127) - See accompanying schedule:
Unaffiliated issuers (cost $2,108,422,491)	$3,969,049,482
Fidelity Central Funds (cost $64,534,251)	64,534,251

Total Investment in Securities (cost $2,172,956,742)		$4,033,583,733
Cash		145
Receivable for investments sold		504,820
Receivable for fund shares sold		5,025,653
Dividends receivable		679,276
Distributions receivable from Fidelity Central Funds		89,651
Prepaid expenses		3,176
Other receivables		3,310
Total assets		4,039,889,764
Liabilities
Payable for fund shares redeemed	$2,908,554
Accrued management fee	2,126,008
Other payables and accrued expenses	339,612
Collateral on securities loaned	44,030,979
Total liabilities		49,405,153
Net Assets		$3,990,484,611
Net Assets consist of:
Paid in capital		$2,013,162,192
Total accumulated earnings (loss)		1,977,322,419
Net Assets		$3,990,484,611
Net Asset Value, offering price and redemption price per share ($3,990,484,611 ÷ 21,929,281 shares)		$181.97
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$13,451,810
Income from Fidelity Central Funds (including $507,505 from security lending)		1,056,204
Total income		14,508,014
Expenses
Management fee
Basic fee	$21,468,196
Performance adjustment	(1,807,353)
Transfer agent fees	660,757
Accounting fees	131,235
Custodian fees and expenses	46,166
Independent trustees' fees and expenses	14,599
Registration fees	85,434
Audit fees	82,240
Legal	8,564
Interest	216,288
Miscellaneous	35,292
Total expenses before reductions	20,941,418
Expense reductions	(132,826)
Total expenses after reductions		20,808,592
Net Investment income (loss)		(6,300,578)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $49,725)	678,497,274
Fidelity Central Funds	(337)
Foreign currency transactions	61,550
Total net realized gain (loss)		678,558,487
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $34,922)	466,724,348
Assets and liabilities in foreign currencies	(16,826)
Total change in net unrealized appreciation (depreciation)		466,707,522
Net gain (loss)		1,145,266,009
Net increase (decrease) in net assets resulting from operations		$1,138,965,431
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(6,300,578)	$1,063,012
Net realized gain (loss)	678,558,487	138,569,514
Change in net unrealized appreciation (depreciation)	466,707,522	766,958,506
Net increase (decrease) in net assets resulting from operations	1,138,965,431	906,591,032
Distributions to shareholders	(539,061,475)	(130,840,547)

Share transactions
Proceeds from sales of shares	457,413,209	243,566,538
Reinvestment of distributions	483,341,495	117,675,374
Cost of shares redeemed	(418,523,929)	(370,194,546)

Net increase (decrease) in net assets resulting from share transactions	522,230,775	(8,952,634)
Total increase (decrease) in net assets	1,122,134,731	766,797,851

Net Assets
Beginning of period	2,868,349,880	2,101,552,029
End of period	$3,990,484,611	$2,868,349,880

Other Information
Shares
Sold	2,438,550	1,818,862
Issued in reinvestment of distributions	2,614,731	820,763
Redeemed	(2,315,801)	(2,796,853)
Net increase (decrease)	2,737,480	(157,228)

Financial Highlights
Fidelity® Trend Fund

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$149.46	$108.61	$171.87	$151.69	$108.10
Income from Investment Operations
Net investment income (loss) A,B	(.33)	.06 C	(.01)	(.66)	(.23)
Net realized and unrealized gain (loss)	60.62	47.80	(57.45)	34.24	50.55
Total from investment operations	60.29	47.86	(57.46)	33.58	50.32
Distributions from net investment income	(.83)	(.07)	(.01)	-	(.06)
Distributions from net realized gain	(26.94)	(6.94)	(5.79)	(13.40)	(6.68)
Total distributions	(27.78) D	(7.01)	(5.80)	(13.40)	(6.73) D
Net asset value, end of period	$181.97	$149.46	$108.61	$171.87	$151.69
Total Return E	40.16%	44.39%	(33.64)%	22.86%	47.00%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.60%	.53%	.58%	.73%	.73%
Expenses net of fee waivers, if any	.60%	.52%	.57%	.73%	.73%
Expenses net of all reductions	.60%	.52%	.57%	.73%	.73%
Net investment income (loss)	(.18)%	.04% C	(.01)%	(.41)%	(.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,990,485	$2,868,350	$2,101,552	$3,582,408	$3,227,513
Portfolio turnover rate H	64%	38%	34%	28%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.02)%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
Fidelity Trend Fund (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Trend Fund	$3,310

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,920,062,639
Gross unrealized depreciation	(87,005,844)
Net unrealized appreciation (depreciation)	$1,833,056,795
Tax Cost	$2,200,526,938

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$23,341,585
Undistributed long-term capital gain	$121,182,765
Net unrealized appreciation (depreciation) on securities and other investments	$1,833,047,151

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$18,602,869	$ 1,265,422
Long-term Capital Gains	520,458,606	129,575,125
Total	$539,061,475	$ 130,840,547

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Trend Fund	2,201,438,909	2,238,298,683
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Trend Fund	.65

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Trend Fund	.63

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Trend Fund	Russell 1000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annual performance adjustment was (.05)%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees were a fixed annual rate of average net assets of .1309%.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Trend Fund	.0260

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Trend Fund	27,297

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Trend Fund	Borrower	22,134,970	5.25%	216,288

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Trend Fund	88,807,909	139,135,949	39,093,879
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Trend Fund	5,074
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Trend Fund	52,577	2,175	538,217
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $132,826.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Trend Fund and Shareholders of Fidelity Trend Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Trend Fund (the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, issuers of privately offered securities and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $621,905,140, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the short-term capital gain dividends distributed in December, respectively during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $555,760 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 61% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 72.89% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	1,564,543,276.03	95.14
Withheld	79,841,865.83	4.86
TOTAL	1,644,385,141.87	100.00
Robert A. Lawrence
Affirmative	1,560,612,865.87	94.91
Withheld	83,772,275.99	5.09
TOTAL	1,644,385,141.87	100.00
Vijay C. Advani
Affirmative	1,559,446,933.08	94.83
Withheld	84,938,208.78	5.17
TOTAL	1,644,385,141.87	100.00
Thomas P. Bostick
Affirmative	1,558,758,624.76	94.79
Withheld	85,626,517.11	5.21
TOTAL	1,644,385,141.87	100.00
Donald F. Donahue
Affirmative	1,563,569,321.88	95.09
Withheld	80,815,819.99	4.91
TOTAL	1,644,385,141.87	100.00
Vicki L. Fuller
Affirmative	1,565,648,983.10	95.21
Withheld	78,736,158.76	4.79
TOTAL	1,644,385,141.87	100.00
Patricia L. Kampling
Affirmative	1,568,189,318.56	95.37
Withheld	76,195,823.30	4.63
TOTAL	1,644,385,141.87	100.00
Thomas A. Kennedy
Affirmative	1,565,397,246.26	95.20
Withheld	78,987,895.61	4.80
TOTAL	1,644,385,141.87	100.00
Oscar Munoz
Affirmative	1,560,123,812.65	94.88
Withheld	84,261,329.22	5.12
TOTAL	1,644,385,141.87	100.00
Karen B. Peetz
Affirmative	1,560,273,583.13	94.88
Withheld	84,111,558.74	5.12
TOTAL	1,644,385,141.87	100.00
David M. Thomas
Affirmative	1,554,739,862.77	94.55
Withheld	89,645,279.10	5.45
TOTAL	1,644,385,141.87	100.00
Susan Tomasky
Affirmative	1,560,351,927.70	94.89
Withheld	84,033,214.16	5.11
TOTAL	1,644,385,141.87	100.00
Michael E. Wiley
Affirmative	1,557,768,062.50	94.73
Withheld	86,617,079.36	5.27
TOTAL	1,644,385,141.87	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.540017.127
TRE-ANN-0325

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 21, 2025